CAPITAL STRUCTURE (Details - Option activity) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying options outstanding, beginning shares	1,757,500
Weighted average exercise price, beginning balance outstanding	$ 2.01
Weighted average contractual life (years), options outstanding	8 years 10 months 20 days	7 years 11 months 19 days
Shares underlying options granted, shares	2,400,000
Weighted average exercise price, granted	$ 0.31
Weighted average contractual life (years), granted	10 years
Shares underlying options forfeited, shares	(100,000)
Weighted average exercise price, forfeited	$ 10.00
Shares underlying options exercised, shares	0
Weighted average exercise price, exercised	$ 0
Shares underlying options outstanding, ending shares	4,057,500	1,757,500
Weighted average exercise price, ending balance outstanding	$ 0.81	$ 2.01
Intrinsic value, options outstanding	$ 0